Accounts Receivable, Net - Schedule of Movement in Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Receivables [Abstract]
Beginning balance	¥ 3,462	$ 504	¥ 1,035
Provisions	6,389	929	2,427
Write-offs	(543)	(79)
Ending balance	¥ 9,308	$ 1,354	¥ 3,462